Accrued expenses and other current liabilities - Schedule of accrued expenses and other current liabilities (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Accrued expenses and other current liabilities
Accrued payroll and welfare	¥ 157,285,350		¥ 147,072,840
Accrued marketing cost	17,874,361		26,351,904
Income tax and other tax payable	12,968,720		12,466,396
Professional service fees	8,140,491		9,152,452
Deposits	6,238,574		9,309,174
Others	16,413,316		38,164,335
Total	¥ 218,920,812	$ 31,305,260	¥ 242,517,101